Intangible Assets, Net (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) m²	Dec. 31, 2016 USD ($) m²	Dec. 31, 2015 USD ($) m²
Intangible Assets, Net (Textual)
Land use right | m²	306,000	306,000	206,667
Land, amount carrying value	$ 5,300,000	$ 7,100,000
Amortization expense	$ 163,154	$ 175,784	$ 137,225